John Hancock U.S. Global Leaders Growth Fund Expense Example - Class A C I R2 R6 [Member] - John Hancock U.S. Global Leaders Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 609
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,095
Expense Example, with Redemption, 10 Years	1,816
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	2,015
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,095
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	1,544
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 965